Accrued Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Warranty expense	$ 1.9	$ 1.6	$ 3.6